Members' Capital (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Members' Capital (Deficit)
6.	Members’ Capital (Deficit)

Ownership Interests

Sponsor B and Class A Units (collectively “Units”) provide each unitholder with legal and beneficial ownership interests in, and rights and duties as a member of Owl Rock Capital, including, without limitation, the right to share in net income (loss), and the right to receive distributions.

Ownership interests of Owl Rock Capital are summarized in the following table:

	March 31, 2021 (Unaudited)		December 31, 2020
	Units	Economic Interest %	Units	Economic Interest %
Sponsor B Units	5,010,000	50.1%	5,010,000	50.1%
Class A Units	4,990,000	49.9%	4,990,000	49.9%

Total	10,000,000	100.0%	10,000,000	100.0%

Contributions

Contributions by Class A members, which are non-controlling interest holders, are made to the Company in accordance with the operating agreements and are recorded in the applicable period. During the three months ended March 31, 2021 and 2020 the Company received contributions of $2.7 million and $1.9 million, respectively.

Distributions

Distributions to members are determined in accordance with the Company’s operating agreements and are recorded on the payment date. During the three months ended March 31, 2021 and 2020, the Company made distributions of $9.1 million and $20.1 million, respectively.

5.	Members’ Capital (Deficit)

Ownership Interests

Sponsor B and Class A Units (collectively “Units”) provide each unitholder with legal and beneficial ownership interests in, and rights and duties as a member of Owl Rock Capital, including, without limitation, the right to share in net income (loss), and the right to receive distributions.

Ownership interests of Owl Rock Capital are summarized in the following table:

	December 31, 2020		December 31, 2019
	Units	Economic Interest %	Units	Economic Interest %
Sponsor B Units	5,010,000	50.1%	5,010,000	50.1%
Class A Units	4,990,000	49.9%	4,990,000	49.9%

Total	10,000,000	100.0%	10,000,000	100.0%

Contributions

Contributions by Class A members are made to the Company in accordance with the operating agreements and are recorded in the applicable period. During the years ended December 31, 2020, 2019 and 2018 the Company received contributions of $9.8 million, $21.9 million and $21.1 million, respectively.

Distributions

Distributions to members are determined in accordance with the Company’s operating agreements and are recorded on the payment date. During the years ended December 31, 2020, 2019 and 2018, the Company made distributions of $78.1 million, $320.3 million and $44.8 million, respectively.